Average Annual Total Returns{- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2020 Fund	Fidelity Freedom Blend 2020 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2020 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2020 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2020 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2020 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2020 Fund- Retail After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		SP001 Past 1 year	SP001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	8.59%	9.55%	[1]	6.30%	8.00%	[1]	5.85%	7.02%	[1]	(1.54%)	4.61%	[1]	28.71%	18.13%	[1]	8.68%	9.49%	[1]

[1]	(a)From August 31, 2018